Identifiable Intangible Assets and Goodwill Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross			$ 50,400	$ 50,400
Intangible asset accumulated amortization	44,687		(44,139)	(40,653)
Finite-Lived Intangible Assets, Net			6,261	9,747
Amortization of Intangible Assets	548	872	3,486	5,306	12,431
Future Amortization Expense, Year One			2,194
Future Amortization Expense, Year Two			1,569
Future Amortization Expense, Year Three			1,123
Future Amortization Expense, Year Four			802
Future Amortization Expense, Year Five			573
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross			50,400	50,400
Intangible asset accumulated amortization			(44,139)	(40,653)
Finite-Lived Intangible Assets, Net			6,261	9,747
Write-off of accumulated amortization					21,412
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Write-off of accumulated amortization				$ 4,400	$ 3,000